INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Sep. 30, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL

	GOODWILL	LICENSE AGREEMENTS	BRANDS	COMPUTER SOFTWARE	NON-COMPETE AGREEMENT	TOTAL
Cost
Balance, August 31, 2022	$41,979	$10,231	$6,258	$848	$585	$59,901
Additions	—	2,710	—	—	—	2,710
Disposals	—	—	—	—	—	—
Balance, September 30, 2023	$41,979	$12,941	$6,258	$848	$585	$62,611
Additions	—	607	—	—	—	607
Balance, September 30, 2024	$41,979	$13,548	$6,258	$848	$585	$63,218

Accumulated amortization and impairment
Balance, August 31, 2022	$—	$(1,935)	$(836)	$(725)	$(166)	$(3,662)
Amortization	—	(2,006)	(1,238)	(98)	(127)	(3,469)
Impairment	$(41,979)	$(1,586)	$(1,266)	$(25)	$—	(44,856)
Disposals	$—	$—	$—	$—	$—	—
Balance, September 30, 2023	$(41,979)	$(5,527)	$(3,340)	$(848)	$(293)	$(51,987)
Amortization	—	(2,124)	(898)	—	(117)	(3,139)
Disposals	—	—	—	—	—	—
Balance, September 30, 2024	$(41,979)	$(7,651)	$(4,238)	$(848)	$(410)	$(55,126)

Net book value
September 30, 2023	$—	$7,414	$2,918	$—	$292	$10,624
September 30, 2024	$—	$5,897	$2,020	$—	$175	$8,092

i.CGU Impairment
As at May 31, 2023, the Company identified impairment indicators for its Moncton Campus and Lac-Supérieur CGUs and as a result performed an impairment test for both CGUs. The recoverable amount of each CGU was determined based on a value in use calculation using cash flow projections from financial budgets and/or forecasts approved by senior management covering a period of 4.33 years. The forecasted cash flows beyond a period of 4.33 years was extrapolated using a 3.0% growth rate based on projected consumer price inflation and industry growth. The post-tax discount rate applied to forecasted cash flows was 14.8% and 15% for the Moncton Campus and Lac-Supérieur, respectively. Management concluded that the recoverable amounts of $176,510 and $16,840 were lower than the carrying value as at May 31, 2023 by approximately $148,848 and $7,366 of the Moncton Campus and Lac-Supérieur CGUs, respectively and hence, impairment loss of $156,214 was recognized for these CGUs which was allocated to property, plant and equipment and intangible assets.

As at September 30, 2023, the Company reassessed whether there were events or changes in circumstances that would indicate that any CGU was further impaired. The Company considered external and internal factors including overall financial performance and relevant entity and CGU specific factors. As part of this assessment, management identified impairment indicators for its Moncton CGU and as a result performed an impairment test for this CGU. The recoverable amount of the CGU was determined based on a value in use calculation using cash flow projections from financial budgets and/or forecasts approved by senior management covering a period of 4-years. The forecasted cash flows beyond a period of 4-years was extrapolated using a 3.0% growth rate based on projected consumer price inflation and industry growth. The post-tax discount rate applied to forecasted cash flows was 15.5%. Management concluded that the recoverable amount of $89,409 was lower than the carrying value by $87,805, however, in allocating the impairment loss, the Company determined the fair value less cost to dispose ("FVLCD") for its property, plant and equipment and did not allocate impairment to assets for which the FVLCD was higher than the carrying amount. As a result, only $11,918 of impairment loss was allocated to property, plant and equipment.

ii.Goodwill
As at May 31, 2023, the Company determined that indicators of impairment existed in relation to the group of CGUs to which goodwill has been allocated. Management performed an impairment test and determined the recoverable amount of the group of CGUs based on a value in use calculation using cash flow projections from financial budgets and/or forecasts approved by senior management covering a period of 4.33 years. Management concluded that the recoverable amount of $224,530 was lower than the carrying value of the group of CGUs and hence, an impairment loss of $35,028 was recognized against goodwill.

As at September 30, 2023, the Company performed its annual goodwill impairment test. The recoverable amount of the group of CGUs to which goodwill is allocated was determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a four-year period. Management concluded that the recoverable amount of the group of CGUs of $163,152 was lower than the carrying value by approximately $55,583, however, in allocating the impairment loss, the Company did not allocate impairment to assets and lower level CGUs for which the recoverable amounts was higher than the carrying amount. As a result, $6,951 of impairment loss was recognized against goodwill.

The significant assumptions applied in the determination of the recoverable amount as at September 30, 2023 are described below:

a.Forecasted cash flows: Estimated cash flows were projected based on actual operating results and the growth plans for the future. Forecasted cash flows are based on the expanded production capacity that was partially achieved during fiscal 2023, market size and the forecasted market share assumptions;
b.Post-tax discount rate: The post-tax discount rate applied to forecasted cash flows was 15.5%, which was reflective of the group of CGUs weighted average cost of capital ("WACC");
c.Terminal value growth rate: The forecasted cash flows beyond a period of four-years, were extrapolated using a 3.0% growth rate based on projected consumer price inflation and industry growth.

A sensitivity analysis for change in the key assumptions was not presented as it was deemed that the impact of reasonable changes in these assumptions would not have significant impact on the impairment loss that was recognized during the thirteen months ended September 30, 2023.